Cash Reserve Fund, Inc.

One South Street

Baltimore, Maryland 21202

August 1, 2003

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE:    CASH RESERVE FUND, INC. (the “Fund”)

1933 Act File No. 2-72658

1940 Act File No. 811-3196

Pursuant to Rule 497(j), the Fund hereby certifies that the definitive forms of the prospectuses on behalf of the Prime Series, Treasury Series and Tax-Free Series, dated July 31, 2003, do not differ from the forms of prospectuses contained in the Fund’s most recent registration statement which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 38 on July 30, 2003.

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the Fund hereby electronically transmits the definitive form of the Statement of Additional Information, on behalf of the Prime Series, Treasury Series and Tax-Free Series, dated July 31, 2003. This filing reflects a small number of changes to the Fund’s registration statement hereby filed under Rule 485(b) as Post-Effective Amendment number 38 on July 30, 2003.

If you have any questions regarding this certification, please call Tammie Lee at (410) 895-3875.

Very truly yours,

/s/ Bruce A. Rosenblum

Bruce A. Rosenblum Assistant Secretary